UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2005 (Unaudited)

Description (a)	Moody’s Rating		Interest Rate		Maturity Date	Principal Amount		Value
LONG-TERM INVESTMENTS—99.3%
Alabama—0.7%
Courtland Indl. Dev. Brd. Solid Wste. Disp. Rev. Proj. A, A.M.T.	Baa2		5.20%		6/01/25	$3,500,000		$3,493,315

Arizona—2.7%
Arizona Sch. Facs. Brd. Rev.	Aaa		5.00		7/01/20	5,000,000		5,379,250
Arizona Str. Trans. Brd. Hwy. Rev., Rfdg., Ser. A	Aa1		5.00		7/01/21	2,500,000		2,681,300
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.	Aaa		7.25		7/15/10	1,030,000		1,057,913
Pima Cnty. Uni. Sch. Dist., G.O., F.G.I.C.	Aaa		7.50		7/01/10	3,000,000	(d)	3,538,260
Tucson Cnty., G.O., Ser. A	Aa3		7.375		7/01/12	1,100,000		1,345,399

								14,002,122

California—8.5%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S. (cost $2,568,945; Purchased 3/29/00)	NR		12.14428	(k)	9/01/16	2,210,000	(h)	3,368,239
Ser. 641B, F.S.A., R.I.T.E.S. (cost $2,052,829; Purchased 3/29/00)	NR		12.14428	(k)	9/01/24	1,815,000	(h)	2,938,049
California Edl. Facs. Auth. Rev., Pomona Coll., C.A.B.S., Ser. A	Aaa		Zero		7/01/32	1,575,000		425,754
Pomona Coll., C.A.B.S., Ser. A	Aaa		Zero		7/01/33	3,155,000		809,983
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj, Ser. B, A.M.T.	BBB	(c)	5.00		7/01/27	1,000,000		992,060
California ST G.O., M.B.I.A.	Aaa		5.25		2/01/27	9,900,000		10,524,194
California St. Pub. Wks. Brd. Lease Rev, Dept. of Mental Hlth. Coalinga, Ser. A	A3		5.50		6/01/19	2,000,000		2,202,440
Dept. of Mental Hlth. Coalinga, Ser. A	A3		5.50		6/01/20	2,000,000		2,197,840
Dept. of Mental Hlth. Coalinga, Ser. A	A3		5.50		6/01/22	2,000,000		2,185,660
California Statewide Cmnty. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3		3.90		8/01/31	3,500,000		3,432,135
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S. ,M.B.I.A.	Aaa		Zero		10/01/21	60,000		28,753
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B	Aaa		5.75		6/01/22	2,500,000	(b)	2,672,125
Los Angeles Cmnty. Redev. Agcy. Fin. Auth. Rev., Bunker Hill Proj., Ser. A, F.S.A.	Aaa		5.00		12/01/22	4,500,000		4,746,825
Los Angeles Harbor Dept. Rev., Ser. B, A.M.T.	Aa2		5.375		11/01/23	2,000,000		2,055,960
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa		Zero		8/01/25	2,000,000		776,040

San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev, Ser. A, C.A.B.S., M.B.I.A.	Aaa		Zero		1/15/36	11,000,000		2,467,300
Santa Margarita Dana Point Auth. Rev., Impvt. Dists. 3, 4, Ser. B, M.B.I.A.	Aaa		7.25		8/01/14	2,000,000		2,525,320

								44,348,677

Colorado—1.3%
Adams & Arapahoe Cntys. Joint Sch. Dist. No. 28J Aurora, Ser. A, G.O., F.S.A.	Aaa		5.25		12/01/20	2,000,000		2,187,220
Boulder Cnty. Sales & Use Tax Rev., Ser. A, F.G.I.C.	AAA	(c)	6.00		12/15/17	3,970,000		4,425,637

								6,612,857

Connecticut—0.9%
Connecticut St. Spec. Tax Oblig. Rev., Trans. Infrastructure, Ser. A	Aaa		7.125		6/01/10	1,000,000	(b)	1,147,710
Connecticut St., Rite-1060 R Ser. C, G.O. (cost $3,066,022; Purchased 9/15/02)	AA	(c)	7.03123	(k)	11/15/09	2,855,000	(h)	3,347,887

								4,495,597

Delaware—0.6%
Delaware Riv & Bay Auth., M.B.I.A.	Aaa		5.00		1/01/25	1,000,000		1,059,960
M.B.I.A.	Aaa		5.00		1/01/27	1,000,000		1,057,600
Delaware St. Hlth. Facs. Auth. Rev. Beebe Med. Ctr. Proj., Ser. A	Baa1		5.00		6/01/24	1,000,000		1,030,090

								3,147,650

District of Columbia—0.4%
District of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa		5.125		9/15/31	2,040,000		2,109,727

Florida—4.6%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3		5.50		12/01/08	5,000,000		5,314,750
Florida St. Brd. of Ed., G.O.	Aa1		9.125		6/01/14	1,260,000		1,637,055
Florida St. Corr. Privatization Comn. Certs. Part. Rev., Ser. A, A.M.B.A.C.	Aaa		5.00		8/01/14	3,520,000		3,822,509
Ser. A, A.M.B.A.C.	Aaa		5.00		8/01/15	3,690,000		3,981,584
Highlands Cnty. Hlth. Facs. Auth. Rev. Ref. Hosp. Adventist Hlth. B	A2		5.00		11/15/25	1,000,000		1,029,590
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa		5.00		10/01/10	3,040,000		3,261,312
Palm Beach Cnty. Sch. Brd., Ser. A, C.O.P., F.G.I.C.	Aaa		5.00		8/01/22	1,350,000		1,423,859
Palm Beach Cnty. Sch. Brd., Ser. A, C.O.P., F.G.I.C.	Aaa		5.00		8/01/23	2,555,000		2,689,010
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR		6.25		5/01/36	1,000,000		1,054,820

								24,214,489

Georgia—0.3%
Forsyth Cnty. Sch. Dist. Dev. Rev. G.O.	Aa2		6.75	7/01/16	500,000		611,460
Fulton Cnty. Sch. Dist. Rev. G.O.	Aa2		6.375	5/01/17	750,000		914,235

							1,525,695

Hawaii—1.3%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa		5.25	5/01/24	2,000,000		2,155,980
Honolulu Hawaii City & Cnty. Wastewtr. Sys. Rev., Ser. A, F.G.I.C.	Aaa		5.00	7/01/24	4,285,000		4,528,602

							6,684,582

Illinois—6.5%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lein, Ser. B-1, X.L.C.A.	Aaa		5.25	1/01/34	1,975,000		2,088,582
Chicago, G.O., F.G.I.C.	Aaa		5.25	1/01/28	3,625,000		3,829,559
Gilberts Spec. Svc. Area No. 9 Spec. Tax, Big Timber Proj.	NR		7.75	3/01/27	2,000,000		2,429,060
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advancement Fd., Univ. Ctr. Proj.	Baa2		6.00	5/01/22	1,500,000		1,605,375
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2		5.25	8/15/34	5,000,000		5,247,000
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Sr. Priority Ser. A, F.S.A.	Aaa		5.00	1/01/22	5,000,000		5,300,650
McLean & Woodford Cntys. Cmnty. Unit Sch. Dist. No. 005, G.O., F.S.A.	Aaa		5.625	12/01/17	4,000,000	(b)	4,435,000
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa		5.25	6/15/42	8,500,000		8,882,924

							33,818,150

Kansas—1.9%
Sedgwick & Shawnee Cnty. Sngl. Fam. Rev, Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.75	6/01/27	2,550,000		2,654,525
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.70	12/01/27	2,485,000		2,634,895
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.85	12/01/27	2,335,000		2,484,230
Wyandotte Cnty. Uni. Govt. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa		5.65	9/01/19	2,000,000		2,297,880

							10,071,530

Louisiana—1.6%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa		5.25	12/01/22	2,000,000		2,141,440
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.	Aaa		8.90	2/01/07	5,780,000	(b)	6,214,424

							8,355,864

Maryland—1.9%
Baltimore, Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A	(c)	7.00	8/01/11	740,000		741,310

Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Univ. Maryland Med. Sys.	A3		6.75	7/01/30	5,000,000		5,564,200
Northeast Wste. Disp Auth Rev., Baltimore City Sludge Corp. Proj., A.M.T. (cost $1,683,000; Purchased 6/30/93)	A2		6.00	7/01/07	1,000,000	(h)	1,212,734
Montgomery Cnty Res Rec PJ-A (cost $1,004,259; Purchased 7/3/97)	NR		7.25	7/01/07	1,161,000	(h)	1,036,380
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.	Aaa		6.50	9/01/12	1,000,000	(b)	1,137,140

							9,691,764

Massachusetts—6.3%
Boston Ind. Dev. Fin. Auth. Swr. Fac. Rev., Harbor Elec. Engy. Co. Proj., A.M.T.	Aa3		7.375	5/15/15	1,195,000		1,198,621
Massachusetts St. Ser. C, G. O., F.G.I.C.	Aaa		6.00	8/01/09	1,250,000		1,372,638
Massachusetts St. Dev. Fin. Agcy. Rev., Bradford Coll.	NR		Zero	11/01/28	970,441	(e)(f)(h)	242,610
Massachusetts St. Dev. Fin. Agcy. Rev., Concord Assabet Fam. Svcs. (cost $640,000; Purchased 12/7/98)	Ba2		6.00	11/01/28	640,000	(h)	644,410
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig., Ser. B	Baa3		6.75	7/01/16	3,590,000		4,022,021
Harvard Univ., Ser. W	Aaa		6.00	7/01/35	500,000	(b)	564,365
Partners Healthcare Sys., Ser. F	Aa3		5.00	7/01/22	1,500,000		1,582,830
Simmons Coll., Ser. D, A.M.B.A.C.	Aaa		6.05	10/01/20	1,000,000	(b)	1,131,390
Univ. Mass. Pro., Ser. A, F.G.I.C.	Aaa		5.875	10/01/29	500,000	(b)	561,695
Valley Reg. Hlth. Sys., Ser. C	Baa3		7.00	7/01/10	825,000		946,085
Massachusetts St. Sch. Bldg. Authdedicated Sales Tax Rev., Ser. A, F.S.A.	Aaa		5.00	8/15/24	8,000,000		8,472,799
Massachusetts St. Watr. Poll. Abatement Trust, Pool Prog., Ser. 9	Aaa		5.25	8/01/33	2,500,000		2,668,425
Massachusetts St. Wtr. Res. Auth. Rev., Ser. B, M.B.I.A.	Aaa		6.25	12/01/11	500,000		575,525
Ser. D, M.B.I.A.	Aaa		6.00	8/01/13	500,000		577,030
Massachusetts St., Cons. Ln., Ser. C, G.O.	Aa2		5.25	11/01/30	1,425,000	(b)	1,561,244
Massachusetts St., Spec. Oblig. Dedicated Tax Rev., Rfdg., F.G.I.C.	Aaa		5.25	1/01/21	3,110,000		3,489,793
Massachusetts St., Spec. SPL., Rev., Cons. Ln., Ser. A, F.S.A.	Aaa		5.50	6/01/21	2,000,000		2,306,160
Rail Connections, Inc. Rev., Rte. 128, Ser. B, A.C.A, C.A.B.S.	Aaa		Zero	7/01/21	2,500,000	(b)	1,037,250

							32,954,891

Michigan—2.3%
Harper Creek Cmnty. Sch. Dist., G.O.	Aa2		5.50	5/01/17	1,500,000	(b)	1,657,620
Michigan St. Bldg. Auth. Rev., Rfdg. Facs. Prog., Ser III	Aa3		5.375	10/15/22	3,750,000		4,085,250
Michigan St. Hosp. Fin. Auth. Rev., Ascension Hlth., Ser A	Aa3		5.00	11/01/12	1,250,000		1,339,413
Genesys Hlth. Sys., Ser. A	AAA	(c)	8.125	10/01/21	1,000,000	(b)	1,020,140

Genesys Hlth. Sys., Ser. A	AAA	(c)	7.50	10/01/27	500,000	(b)	500,065
Okemos Pub. Sch. Dist., G.O., M.B.I.A., C.A.B.S.	Aaa		Zero	5/01/12	1,100,000		855,305
G.O., M.B.I.A., C.A.B.S.	Aaa		Zero	5/01/13	1,000,000		739,000
Wyandotte Elec. Rev., G.O., M.B.I.A.	Aaa		6.25	10/01/08	1,645,000		1,723,467

							11,920,260

Minnesota—1.0%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1		5.80	1/01/19	3,190,000		3,309,402
Minnesota St. Mun. Powr. Agy. Elec. Rev.	A3		5.25	10/01/21	2,000,000		2,170,080

							5,479,482

Missouri—0.7%
St. Louis Arpt. Rev., Arpt. Dev. Prog., Ser. A, M.B.I.A.	Aaa		5.625	7/01/19	3,500,000	(b)	3,901,660

Nevada—0.9%
Clark Cnty. Ind. Dev. Rev., Nevada Pwr. Co. Proj., Ser. A, A.M.T.	B-	(c)	5.60	10/01/30	4,735,000		4,734,527

New Hampshire—1.1%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3		Zero	1/01/24	4,740,000		1,714,363
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev., New Hampshire Coll.	BBB-	(c)	6.30	1/01/16	355,000		367,979
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev., New Hampshire Coll.	BBB-	(c)	6.30	1/01/16	145,000	(b)	153,626
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Coll. Issue	BBB-	(c)	7.50	1/01/31	3,000,000	(b)	3,570,540

							5,806,508

New Jersey—3.4%
Casino Reinvestment Dev. Auth., Room Fee., A.M.B.A.C.	Aaa		5.25	1/01/24	1,600,000		1,735,856
New Jersey Economic Dev. Auth. Rev., Cigarette Tax	Baa2		5.625	6/15/19	1,250,000		1,335,200
Cigarette Tax	Baa2		5.75	6/15/34	750,000		793,598
New Jersey Health Care Facs. Auth. Rev., Atlantic City Med. Ctr.	A2		6.25	7/01/17	2,175,000		2,449,594
Raritan Bay Med. Ctr. Issue	NR		7.25	7/01/27	2,000,000		2,057,800
South Jersey Hosp.	Baa1		6.00	7/01/26	1,565,000		1,679,558
South Jersey Hosp.	Baa1		6.00	7/01/32	1,000,000		1,065,460
St. Peter’s Univ. Hosp., Ser. A	Baa1		6.875	7/01/30	2,000,000		2,193,420
New Jesery Economic Dev. Auth. Rev. Sch. Facs. Constr., Ser. O	A1		5.25	3/01/26	1,000,000		1,068,110
Newark Hsg. Auth., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa		5.00	1/01/34	3,000,000		3,133,800
Tobacco Settlement Fin. Corp., Asset Bkd.	Baa3		6.00	6/01/37	400,000		428,264

							17,940,660

New Mexico—2.2%
New Mexico Mtge. Fin. Auth. Rev, Sngl. Fam. Mtge., Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	Aaa		3.50	7/01/36	2,500,000		2,651,700

New Mexico Mtge. Fin. Auth. Rev. Sngl. Fam. Mtge. Prog., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA	(c)	5.50	7/01/35	2,495,000		2,654,830
Sngl. Fam. Mgte., Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA	(c)	4.75	7/01/35	4,800,000		4,902,288
Ser. C-2, G.N.M.A., F.N.M.A., A., A.M.T.	AAA	(c)	6.15	3/01/32	1,145,000		1,193,262

							11,402,080

New York—14.8%
Erie Cnty. Ind. Dev. Agy. Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa		5.75	5/01/19	1,250,000		1,400,850
City of Buffalo Proj., F.S.A.	Aaa		5.75	5/01/23	3,030,000		3,382,510
City of Buffalo Proj., F.S.A.	Aaa		5.75	5/01/24	6,765,000		7,399,421
Liberty Dev. Corp. Rev. Goldman Sachs Group, Inc.	Aa3		5.25	10/01/35	2,500,000		2,793,625
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa		5.50	11/15/18	4,000,000		4,441,880
New York City Transitional Fin. Auth. Rev., Balance, Future Tax Sec’d., Ser. A	Aa1		5.75	2/15/17	3,445,000	(b)	3,832,321
Future Tax Sec’d., Ser. A	Aa1		5.75	2/15/17	1,555,000	(b)	1,729,829
Ref. Future Tax Sec’d., Ser. A-1	Aa1		5.00	11/01/24	2,000,000		2,117,020
Ser. C	Aa1		5.50	2/15/16	2,500,000		2,751,875
Ser. C	Aa1		5.50	11/01/20	210,000		229,343
New York City, G.O., Ser. D	Aaa		7.65	2/01/07	45,000		45,167
Ser. J, F.S.A., G.O.	Aaa		5.00	3/01/18	2,745,000		2,945,220
New York St. Dorm. Auth. Rev., Ref. Sec’d. Hosp. Catskill Reg., F.G.I.C.	Aaa		5.25	2/15/17	2,160,000		2,365,718
Ref. Sec’d. Hosp. Catskill Reg., F.G.I.C.	Aaa		5.25	2/15/18	2,300,000		2,511,531
New York St. Environ. Facs. Corp. Poll. Ctrl. Rev., St. Wtr. Revolv. Fdg., Ser. C	Aaa		5.80	1/15/14	1,260,000		1,295,330
St. Wtr. Revolv. Fdg., Ser. C	Aaa		5.80	1/15/14	20,000	(b)	20,573
New York St. Mun. Brd. Bank Agcy. Spl. Sch., Ser. C	A+	(c)	5.25	6/01/22	3,200,000		3,440,096
Spl. Sch., Ser. C	A+	(c)	5.25	12/01/22	3,595,000		3,870,089
New York St. Twy. Auth. Hwy. & Brdg., Ser. B, A.M.B.A.C.	Aaa		5.50	4/01/20	5,000,000		5,741,800
Suffolk Cnty. Ind. Dev. Agcy. Civic Facs. Rev., Ser. B	NR		7.625	1/01/30	990,000		1,029,818
Tobacco Settlement Fin. Corp
Asset Bkd., Ser. A-1	A2		5.50	6/01/14	4,125,000		4,408,058
Asset Bkd., Ser. A-1	A2		5.50	6/01/16	3,000,000		3,236,130
Asset Bkd., Ser. A-1	A2		5.50	6/01/18	3,000,000		3,279,330
Asset Bkd., Ser. A-1	A2		5.50	6/01/19	5,000,000		5,511,700
Ser. C-1	A2		5.50	6/01/14	3,000,000		3,200,520
Ser. C-1	A2		5.50	6/01/15	500,000		539,355
United Nations Dev. Corp. Rev., Ser. A	A3		5.25	7/01/17	2,000,000		2,079,040
Ser. A	A3		5.25	7/01/21	1,370,000		1,424,142
Ser. A	A3		5.25	7/01/25	1,000,000		1,038,420

							78,060,711

North Carolina—2.8%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa		6.00	7/01/24	1,000,000		1,086,350
Charlotte Storm Wtr. Fee Rev. No. Carolina Eastern Mun. Pwr. Agcy.,	Aa2		6.00	6/01/25	500,000	(b)	563,005
Pwr. Sys. Rev., A.M.B.A.C.	Aaa		6.00	1/01/18	1,000,000		1,179,380
Pwr. Sys. Rev., Ser A	Aaa		6.00	1/01/26	650,000	(b)	794,554
Pwr. Sys. Rev., Ser. A, E.T.M.	Aaa		6.40	1/01/21	1,000,000	(b)	1,228,070
Pwr. Sys. Rev., Ser. A, M.B.I.A.	Aaa		6.50	1/01/18	1,005,000		1,223,467
Pwr. Sys. Rev., Ser. A, E.T.M.	Aaa		6.50	1/01/18	2,635,000	(b)	3,279,574
No. Carolina Hsg. Fin. Agcy., Home Ownership, Ser. 6 A, A.M.T.	Aa2		6.20	1/01/29	775,000		806,605
No. Carolina Mun. Pwr. Agcy., No. 1 Catawba Elec. Rev., M.B.I.A.	Aaa		6.00	1/01/10	1,250,000		1,380,213
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa		6.00	7/01/21	1,000,000		1,086,350
Pitt Cnty. Rev., Mem. Hosp., E.T.M.	Aaa		5.25	12/01/21	1,000,000	(b)	1,054,480
Raleigh Comb. Enterprise Sys. Rev.	Aa1		5.00	3/01/21	1,000,000		1,064,230

							14,746,278

North Dakota—2.0%
Mercer Cnty. Poll. Ctrl. Rev., Antelope Valley Station, A.M.B.A.C.	Aaa		7.20	6/30/13	9,000,000		10,696,589

Ohio—5.1%
Brecksville Broadview Heights City Sch. Dist., G.O., F.G.I.C.	Aaa		6.50	12/01/16	1,000,000		1,058,230
Cleveland G.O., M.B.I.A.	Aaa		5.75	8/01/14	1,000,000		1,149,760
G.O., M.B.I.A.	Aaa		5.75	8/01/15	1,000,000		1,157,670
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., A.M.T., F.H.A.	NR		7.625	1/01/22	1,640,000	(b)	2,024,072
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2		7.50	1/01/30	5,000,000		5,603,600
Dover Mun. Elec. Sys. Rev., F.G.I.C.	Aaa		5.95	12/01/14	1,000,000		1,015,060
Hamilton Cnty. Sales Tax Rev., Sub. C.A.B.S., Ser. B, A.M.B.A.C.	Aaa		Zero	12/01/20	2,000,000		1,006,240
Hilliard Sch. Dist. C.A.B.S. Sch. Impvt., G.O., F.G.I.C.	Aaa		Zero	12/01/19	1,720,000		911,755
Lucas Cnty Hosp Rev. Rfdg. Promedica Healthcare Group B, A.M.B.A.C.	Aaa		5.00	11/15/21	3,935,000		4,162,325
Lucas Cnty. Hosp. Rev., Rfdg. Promedica Healthcare Group B	NR		6.625	7/01/14	1,750,000		1,821,278
Lucas Cnty. Hosp. Rev., Rfdg. Promedica Healthcare Group B	NR		6.625	8/15/30	1,000,000		1,074,630
Mahoning Cnty. Ohio Hosp. Fac. Rev., Forum Hlth. Oblig. group, Ser. A	Baa1		6.00	11/15/32	1,500,000		1,620,975
Newark, Ltd. Tax, G.O., C.A.B.S., A.M.B.A.C.	Aaa		Zero	12/01/06	805,000		778,612
Ohio St. Higher Edl. Fac. Comn. Rev., Case Western Resv. Univ., Ser. B	A1		6.50	10/01/20	750,000		923,528
Ohio St. Univ. Gen. Rcpts., Ser. A	Aa2		6.00	12/01/16	1,000,000	(b)	1,116,070
Richland Cnty Hosp. Facs. Rev., Medcentral Hlth. Sys., Ser. B	A-	(c)	6.375	11/15/22	1,000,000		1,092,870

							26,516,675

Oklahoma—1.8%
Oklahoma Hsg. Fin. Agcy. Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa		4.875		9/01/33	3,065,000		3,143,679
Oklahoma St. Tpke. Auth. Tpke. Rev., Second Sr., Ser. B, F.G.I.C.	Aaa		5.00		1/01/16	5,900,000		6,191,755

								9,335,434

Pennsylvania—2.2%
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp. Proj.	BBB-	(c)	5.60		7/01/10	685,000		700,611
Monroe Cnty. Hosp. Auth. Rev., Hosp., Pocono Med. Ctr.	BBB+	(c)	6.00		1/01/43	1,750,000		1,862,980
Philadelphia Wtr. & Wastewater Rev., Ser. A, F.S.A.	Aaa		5.00		7/01/12	4,645,000		5,040,197
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa		5.00		9/01/11	1,500,000		1,613,505
Westmoreland Cnty. Ind. Dev. Auth. Rev., Valley Landfill Proj., A.M.T.	BBB	(c)	5.10		5/01/18	2,000,000		2,074,980

								11,292,273

Puerto Rico—1.6%
Puerto Rico Commwlth., PA625, G.O., R.I.T.E.S., A.M.B.A.C., T.C.R.S. (cost 580,114; Purchased 3/1/00)	NR		11.0411	(k)	7/01/10	500,000	(h)	662,410
PA642B, G.O., R.I.T.E.S., M.B.I.A. (cost $1,061,777; Purchased 3/29/00)	NR		8.56082	(k)	7/01/12	1,000,000	(h)	1,273,580
Puerto Rico Comnwlth. Hwy. & Trans. Auth. Trans. Rev. Trans., Ser. K	Baa2		5.00		7/01/14	2,000,000		2,137,200
Puerto Rico Comwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. G, F.G.I.C.	Aaa		5.25		7/01/18	2,250,000		2,465,595
Puerto Rico Comwlth. Hwy. & Trans. Auth. Transn. Rev. Trans., Ser. K	Baa2		5.00		7/01/35	1,500,000		1,547,805
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. Rev., Ser J, C.A.B.S., E.T.M.	Baa2		Zero		7/01/06	275,000	(b)	269,104

								8,355,694

South Carolina—2.4%
Berkeley Cnty. Wtr. & Swr. Rev. Sys., M.B.I.A.	Aaa		5.25		6/01/16	1,000,000		1,092,850
Charleston Waterworks & Swr. Rev. E.T.M.	Aaa		10.375		1/01/10	5,250,000	(b)	6,059,603
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs Rev., Ref. & Impvt., Palmetto Hlth., Ser. C	Baa1		6.875		8/01/27	3,000,000		3,411,780
Tobacco Settlement Rev., Ser. B	Baa3		6.375		5/15/28	2,000,000		2,168,860

								12,733,093

South Dakota—0.2%
Edl. Enhancement Fdng. Corp., Ser. B	Baa3		6.50		6/01/32	1,000,000		1,090,100

Tennessee—2.2%
Bristol Hlth. & Edl. Fac. Rev., Bristol Mem. Hosp., F.G.I.C.	Aaa		6.75		9/01/10	5,000,000	(d)	5,648,450
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev., Methodist Hlth. Care,	A3		6.50		9/01/26	560,000	(b)	659,680

Methodist Hlth. Care,	A3		6.50	9/01/26	940,000	(b)	1,107,320
Tennessee Hsg. Dev. Agy. Rev., Homeownership PG, A.M.T.	Aa2		5.00	7/01/34	3,795,000		3,887,446

							11,302,896

Texas—5.6%
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2		6.75	10/01/38	1,255,000		1,395,886
TXU Energy Co. LLC Proj., Ser. D	Baa2		5.40	10/01/29	1,000,000		1,072,750
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa		5.125	11/01/20	3,500,000		3,693,480
Cash Spl. Util. Dist. Rev. Rfdg. Rev. & Impvt., M.B.I.A.	Aaa		5.25	9/01/22	1,765,000		1,905,706
Harris Cnty. Rev., Toll Rd., Ser. B-1, F.G.I.C.	Aaa		5.00	8/15/16	2,500,000		2,690,925
Houston Util. Sys. Rev., Ser. A, F.S.A.	Aaa		5.25	5/15/21	9,000,000		9,694,979
Lower Co. River Auth. Transmission Contract Rev., LCRA Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa		5.25	5/15/25	2,250,000		2,407,365
Matagorda Cnty. Nav. Dist. No. 1, Rev., Coll. Centerpoint Engy. Proj.	Baa2		5.60	3/01/27	2,000,000		2,093,320
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2		6.15	8/01/22	1,000,000		1,096,670
Southwest Texas Indpt. Sch. Dist., G.O., Rfdg., P.S.F.G.T.D.	AAA	(c)	5.25	2/01/22	1,000,000		1,082,890
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., M.B.I.A.	Aaa		5.50	11/01/18	2,240,000		2,461,334

							29,595,305

U.S. Virgin Islands—0.3%
Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fd. Loan Note A	BBB	(c)	5.25	10/01/21	1,500,000		1,599,675

Virginia—2.3%
Gloucester Cnty. Ind. Dev., Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T.	BBB	(c)	5.125	9/01/38	2,300,000		2,386,917
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Hlth. Sys., Inc. Ser. A	A3		5.60	11/15/30	850,000		891,931
Richmond Met. Auth. Expy., Rev., Ref., F.G.I.C.	Aaa		5.25	7/15/17	5,775,000		6,393,097
Sussex Cnty. Ind., Dev. Auth., Solid Wste., Disp. Rev., Atlantic Wste. Ser. A, A.M.T.	BBB	(c)	5.125	6/01/28	1,400,000		1,452,906
Tobacco Settlement Fin. Corp., Asset Bkd.	Baa3		5.625	6/01/37	1,000,000		1,038,830

							12,163,681

Washington—3.5%
Cowlitz Cnty. Sch. Dist. No. 122, Longview, G.O., F.S.A.	Aaa		5.50	12/01/19	3,500,000		3,850,560
Energy Northwest Wash Elec. Rev., Columbia Generating, Ser. B, A.M.B.A.C.	Aaa		6.00	7/01/18	4,000,000		4,542,480
Proj. No. 1, Ser. B, M.B.I.A.	Aaa		6.00	7/01/17	3,000,000		3,416,460

Proj. No. 3, Ser. A, F.S.A.	Aaa		5.50		7/01/18	4,010,000		4,394,920
Tobacco Settlement Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3		6.50		6/01/26	1,950,000		2,160,444

								18,364,864

West Virginia—0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (cost $1,952,502; Purchased 6/9/00)	A2		6.75		9/01/30	2,000,000	(b)(h)	2,319,320

Wisconsin—1.0%
Badger Tobacco Asset Securitization Corp., Asset Bkd.	Baa3		6.125		6/01/27	2,950,000		3,153,255
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser.B	BBB+	(c)	6.00		2/15/25	2,000,000		2,121,320

								5,274,575

Total long-term investments (cost $495,298,580)								520,159,250

SHORT-TERM INVESTMENTS—0.8%
Alabama
Mcintosh Indl. Dev. Brd. Environmental Impt. Rev., A.M.T., F.R.D.D.	P-2		3.16	(g)	10/03/05	200,000		200,000

Delaware—0.3%
Delaware ST Econ Dev Auth Frn, A.M.T., F.R.D.D.	VMIG2		3.21	(g)	10/03/05	100,000		100,000
Delaware ST Econ Dev Auth Rev Vrn Var Gas Facs Delmarva Pwr & LT, A.M.T., F.R.D.D.	VMIG2		3.21	(g)	10/03/05	1,400,000		1,400,000

								1,500,000

Indiana—0.2%
Whiting Ind. Environmental Facs. Rev., A.M.T., F.R.D.D.	VMIG1		2.93	(g)	10/03/05	1,000,000		1,000,000

South Carolina
Florance Cnty. Solid Waste Disp. & Wastewater Treatment Adj-Roch Carolina, Inc. Proj., A.M.T., F.R.D.D.	A-1+		2.96	(g)	10/03/05	120,000		120,000

Texas—0.3%
Gulf Coast Waste Disp. Auth. Tex. Amoco Oil Co. Proj., A.M.T., F.R.D.D.	VMIG1		2.93	(g)	10/03/05	1,600,000		1,600,000

Total Short-Term Investments (cost $4,420,000)								4,420,000

Total Investments (cost $499,718,580)(j)—100.1%								$524,579,250
Liabilities in excess of other assets(i)—(0.1%)								(740,130)

Net Assets—100.0%								$523,839,120

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.T.D.—Public School Funding Guaranteed.

T.C.R.S—Transferable Custodial Receipts

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

X.L.C.A.—X.L. Capital Assurance

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s rating.
(d)	All or portion of security segregated as collateral for financial futures contracts.
(e)	Represents issuer in default of interest payments; non-income producing security.
(f)	Fair valued security.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at a par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2005.
(h)	Indicates security is illiquid and restricted to resale. The aggregate cost of such security is $14,151,441. The aggregate value of $17,045,619 is approximately 3.25% of net assets.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open future contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at 30-Sep-05	Value at Trade Date	Unrealized Depreciation
Long Positions
53	5yr US T-Note	Dec. 05	$5,663,547	$5,701,364	$(37,817)
9	2yr US T-Note	Dec. 05	1,853,016	1,857,117	(4,101)
Short Positions
216	US Treasury Bond	Dec. 05	24,711,750	25,041,967	$330,217
204	10yr US T-Note	Dec. 05	22,424,063	22,558,017	133,954

					$422,253

(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$499,436,247	$26,421,981	$1,478,978	$25,143,003

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(k)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at September 30, 2005. NR-Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Note 1. Significant Accounting Policies (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.